Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Schedule of changes in non-controlling interest
Changes in non-controlling interests for the periods presented in this report were as follows:

(In $ millions)	North Atlantic Drilling Ltd	Sevan Drilling Limited	Asia Offshore Drilling Ltd	Ship Finance SPV's	Seadrill Nigeria Operations Limited	Total
January 1, 2019	—	—	—	145	7	152
Net (loss)/income attributable to non-controlling interest in 2019	—	—	—	(5)	4	(1)
December 31, 2019	—	—	—	140	11	151
Net loss attributable to non-controlling interest in 2020	—	—	—	(3)	—	(3)
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations	—	—	—	—	(11)	(11)
Deconsolidation of Ship Finance SPV's	—	—	—	(137)	—	(137)
December 31, 2020	—	—	—	—	—	—